Shareholders’ Equity and Non-Controlling Interest (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Shareholders’ Equity and Non-Controlling Interest [Abstract]
Schedule of Net Loss before Income Tax Attributable to Redeemable Non-Controlling Interest	The table below demonstrates the calculation of net loss before income tax attributable to redeemable non-controlling interest holders for the three months ended March 31, 2024 (Successor):
March 31, 2024 (Successor)
Net Loss before income tax	$(45,670)
Redeemable non-controlling interest percentage – Class A OpCo Units	66.2%
Net Loss before income tax attributable to Class A OpCo Units	$(29,773)
The table below demonstrates the calculation of net loss before income tax attributable to redeemable non-controlling interest holders for the June 8, 2023 through December 31, 2023 (Successor) period and the June 8, 2023 through December 31, 2023 (Successor) period:
Period from June 8 – December 31, 2023 (Successor)
Net Loss before income tax	$(147,523)
Redeemable non-controlling interest percentage – Class A OpCo Units	67.0%
Net Loss before income tax attributable to Class A OpCo Units	$(98,760)